Contingent Transactions - Summary of Contingent Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Less: Allowance for ECL	$ (2,176,655)	$ (2,403,512)
Contingent transactions, total	1,644,238,009	2,104,995,721
Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	1,384,680,279	2,083,040,564
Guarantees granted [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	185,041,419	22,448,824
Responsibilities for foreign trade operations [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	40,110,366
Overdraft and unused agreed commitments [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	36,582,600	1,909,845
Gross carrying amount [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	$ 1,646,414,664	$ 2,107,399,233